Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	8,913,659	10,000,000	10,000,000
Preferred stock, issued (in shares)	0	0	0
Preferred stock, outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	20,000,000	20,000,000	20,000,000
Common stock, issued (in shares)	4,048,687	2,614,014	1,974,205
Common stock, outstanding (in shares)	4,048,687	2,614,014	1,974,205
Series A Non Voting Convertible Preferred Stock
Series A non-voting convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Series A non-voting convertible preferred stock, authorized (in shares)	1,086,341	0
Series A non-voting convertible preferred stock, issued (in shares)	1,086,339	0
Series A non-voting convertible preferred stock, outstanding (in shares)	1,086,339	0	0